DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations	$ 0	$ (50,298)	$ 802,367
Empire
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	0
Cost of sales	0	0
Gross profit (loss)	0	0
Operating and other non-operating expenses	0	(50,298)
Loss from discontinued operations	0	(50,298)
Gain from sale of sports and entertainment business	0	0
Loss from discontinued operations	$ 0	$ (50,298)